Fair value	12 Months Ended
Mar. 31, 2013
Fair value

27. Fair value

Fair value measurements

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Additionally, ASC 820 precludes (1) deferral of gains and losses at inception of certain derivative contracts whose fair value was not evidenced by market-observable data, and (2) use of block discounts when measuring the fair value of instruments traded in an active market, which were previously applied to large holdings of publicly traded financial instruments.

Fair value hierarchy

ASC 820 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. The standard describes three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments. If no quoted market price is available, the fair values of debt securities and over-the-counter derivative contracts in this category are determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Valuation process

The MHFG Group has established clear valuation policies which govern principles of fair value measurements and authority and duty of each department. The Group has also established a well-documented procedure manual which describes valuation techniques and related inputs for determining fair values of various financial instruments. The policies require the measurement of fair values be carried out in accordance with the procedures by middle offices or back offices which are independent from front offices. The policies also require risk management department check and verify whether the valuation methodologies defined in the procedure manual are fair and proper and internal audit department periodically review the compliance of the procedures throughout the Group. Although the valuation methodologies and related inputs are consistently used from period to period, a change in market environment sometime leads to a change in the valuation methodologies and the inputs. For instance, a change in market liquidity due to delisting or newly listing is one of key drivers of revision to the valuation methodologies and the inputs. The key drivers also include the availability or the unavailability of market observable inputs and the development of new valuation methodologies. The price verification through the Group’s internal valuation process has an important role to identify whether the valuation methodologies and the inputs need to be changed. The internal valuation process over the prices broker-dealers provide primarily for Japanese securitization products is described in more detail below in “Investments”. A change in the valuation methodologies and/or the inputs require the revision of the valuation policies and procedure manual, which is approved by appropriate authority, either CEO, head of risk management, and/or accounting, depending on the natures and characteristics of the change.

Following is a description of valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis, including the general classification of such instruments pursuant to the fair value hierarchy and the MHFG Group’s valuation techniques used to measure fair values. During the fiscal year ended March 31, 2013, there were no material changes made to the Group’s valuation techniques and related inputs.

Trading securities and trading securities sold, not yet purchased

When quoted prices for identical securities are available in an active market, the Group uses the quoted prices to measure fair values of securities and such securities are classified in Level 1 of the fair value hierarchy. Level 1 securities include highly liquid government bonds and Ginnie Mae securities. When quoted prices for identical securities are available, but not actively traded, such securities are classified in Level 2 of the fair value hierarchy. When no quoted market price is available, the Group estimates fair values by using a pricing model with inputs that are observable in the market and such securities are classified in Level 2 of the fair value hierarchy. Level 2 securities include Japanese local government bonds, corporate bonds, and commercial paper. When less liquidity exists for securities, the quoted prices are stale or the prices from independent sources vary, such securities are generally classified in Level 3 of the fair value hierarchy. The fair value of foreign currency denominated securitization products such as RMBS, CMBS, and asset-backed securities (“ABS”) is determined primarily by using a discounted cash flow model. The key inputs used for the model include default rates, recovery rates, prepayment rates, and discount rates. In the case that certain key inputs are unobservable or cannot be corroborated by observable market data, these financial instruments are classified in Level 3.

The investment funds are classified in either Level 1, Level 2, or Level 3 of the fair value hierarchy. Among those funds, exchange-traded funds (“ETF”) are generally classified in Level 1, while the others are classified in Level 2 or Level 3. Investment trusts and hedge funds are generally classified in Level 2, since those funds are measured at the net asset value (“NAV”) per share and the Group has the ability to redeem its investment with the investees at NAV per share at the measurement date or within the near term. Contrarily, private equity funds and real estate funds measured at NAV per share are generally classified in Level 3, since the Group never has the ability to redeem its investment with the investees at NAV per share, nor can it redeem its investment with the investees at NAV per share at the measurement date or within the near term.

Derivative financial instruments

Exchange-traded derivatives are valued using quoted market prices and so are classified in Level 1 of the fair value hierarchy. However, the majority of derivatives entered into by the Group are executed over-the-counter and so are valued using internal valuation techniques as no quoted market price is available for such instruments. The valuation techniques depend on the type of derivatives. The principal techniques used to value these instruments are discounted cash flow models and the Black-Scholes option pricing model, which are widely accepted in the financial services industry. The key inputs vary with the type of derivatives and the nature of the underlying instruments and include interest rate yield curves, foreign exchange rates, the spot price of the underlying, volatility and correlation. Each item is placed in either Level 2 or Level 3 depending on the observability of the significant inputs to the model. Level 2 derivatives include plain vanilla interest rate and currency swaps and option contracts. Derivative contracts valued using significant unobservable correlation or volatility are classified in Level 3 of the fair value hierarchy.

Investments

Fair values of available-for-sale securities are determined primarily using the same procedures described for trading securities above. Since private placement bonds have no quoted market prices, the fair values of such bonds are estimated based on a discounted cash flow model using interest rates approximating the current rates for instruments with similar maturities and credit risk. Private placement corporate bonds are placed in either Level 2 or Level 3 depending on the observability of the significant inputs to the model, such as credit risk. The fair value of Japanese securitization products such as RMBS, CMBS, CDO, ABS, and CLO is generally based upon single non-binding quoted prices from broker-dealers. Such quotes are validated through the Group’s internal process. In the rare case where the Group finds the quoted prices to be invalid through its internal valuation process, it adjusts their prices or alternatively estimates their fair values by using a discounted cash flow model to incorporate the Group’s estimates of key inputs such as the most recent value of each underlying asset, cash flow generated on the underlying assets, and discount margin. The validation of such prices varies depending on the nature and type of the products. For the majority of RMBS, CDO, ABS and CLO products, broker quotes are validated by investigating significant unusual monthly valuation fluctuations and comparing to prices internally computed through discounted cash flow models using assumptions and parameters offered by brokers such as cash flows of underlying assets, yield curve, prepayment speed and credit spread. For the majority of CMBS, the Group validates broker quotes through a review process that includes investigation of significant unusual monthly valuation fluctuations and/or a review of underlying assets with significant differences between the valuations of the Group and the broker-dealers being identified. Though most Japanese securitization products are classified in Level 3, certain securitization products such as Japanese RMBS are classified in Level 2, if the quoted prices are verified through either the recent market transaction or a pricing model that can be corroborated by observable market data.

Other investments, except investments held by consolidated investment companies, have not been measured at fair value on a recurring basis. Investments held by consolidated investment companies mainly consist of marketable and non-marketable equity securities and debt securities. The fair value of the marketable equity securities is based upon quoted market prices. The fair value of the non-marketable equity securities is based upon significant management judgment, as very limited quoted prices exist. When evaluating such securities, the Group firstly considers recent market transactions of the identical security, if applicable. Otherwise, the Group uses commonly accepted valuation techniques such as earnings multiples based on comparable public securities. Non-marketable equity securities are generally classified in Level 3 of the fair value hierarchy. The fair value of the debt securities is estimated using a discounted cash flow model, since they have no quoted market prices. Those debt securities are classified in Level 3, because the credit risks are unobservable.

Long-term debt

Where fair value accounting has been elected for structured notes, the fair values of those are determined by incorporating the fair values of embedded derivatives primarily derived from the same procedures described for derivative financial instruments above. Such instruments are classified in Level 2 or Level 3 depending on the observability of significant inputs to the model of the embedded derivatives. Where fair value accounting has been elected for non-structured notes issued by a consolidated VIE, the fair values of those are determined primarily based upon the fair values of the underlying assets held by the consolidated VIE. Such instruments are classified in Level 3 because the underlying assets held by the consolidated VIE are securitization products classified in Level 3.

Items measured at fair value on a recurring basis

Assets and liabilities measured at fair value on a recurring basis at March 31, 2012 and 2013, including those for which the MHFG Group has elected the fair value option, are summarized below:

2012	Level 1	Level 2	Level 3	Assets/ Liabilities at fair value
	(in billions of yen)
Assets:
Trading securities (1):
Japanese government bonds	6,017	38	—	6,055
Japanese local gov’t bonds	—	91	—	91
U.S. Treasury bonds and federal agency securities	4,425	170	—	4,595
Other foreign gov’t bonds	1,273	117	—	1,390
Agency mortgage-backed securities	1,894	272	—	2,166
Residential mortgage-backed securities	—	—	159	159
Commercial mortgage-backed securities	—	2	26	28
Certificates of deposit and commercial paper	—	1,041	—	1,041
Corporate bonds and other	119	1,220	355	1,694
Equity securities	553	456	82	1,091
Derivatives:
Interest rate contracts	8	9,751	30	9,789
Foreign exchange contracts	2	2,507	73	2,582
Equity-related contracts	27	80	38	145
Credit-related contracts	—	34	25	59
Other contracts	—	—	61	61
Available-for-sale securities:
Japanese government bonds	31,066	1,581	—	32,647
Japanese local gov’t bonds	—	273	—	273
U.S. Treasury bonds and federal agency securities	101	—	—	101
Other foreign gov’t bonds	279	166	—	445
Agency mortgage-backed securities	150	830	—	980
Residential mortgage-backed securities	—	223	348	571
Commercial mortgage-backed securities	—	—	330	330
Japanese corporate bonds and other debt securities	—	2,352	226	2,578
Foreign corporate bonds and other debt securities	12	294	236	542
Equity securities (marketable)	2,660	132	—	2,792
Other investments	1	—	189	190

Total assets at fair value on a recurring basis (2)	48,587	21,630	2,178	72,395

Liabilities:
Trading securities sold, not yet purchased	4,610	78	—	4,688
Derivatives:
Interest rate contracts	5	9,408	40	9,453
Foreign exchange contracts	1	2,537	36	2,574
Equity-related contracts	46	118	16	180
Credit-related contracts	—	34	2	36
Other contracts	—	—	46	46
Long-term debt (3)	—	1	460	461

Total liabilities at fair value on a recurring basis	4,662	12,176	600	17,438

2013	Level 1	Level 2	Level 3	Assets/ Liabilities at fair value
	(in billions of yen)
Assets:
Trading securities (1):
Japanese government bonds	4,651	49	—	4,700
Japanese local gov’t bonds	—	125	—	125
U.S. Treasury bonds and federal agency securities	5,777	306	—	6,083
Other foreign gov’t bonds	2,235	194	—	2,429
Agency mortgage-backed securities	2,055	596	—	2,651
Residential mortgage-backed securities	—	—	100	100
Commercial mortgage-backed securities	—	3	91	94
Certificates of deposit and commercial paper	—	1,318	—	1,318
Corporate bonds and other	50	1,176	417	1,643
Equity securities	622	503	71	1,196
Derivatives:
Interest rate contracts	7	10,319	24	10,350
Foreign exchange contracts	5	3,066	28	3,099
Equity-related contracts	45	114	23	182
Credit-related contracts	—	30	29	59
Other contracts	—	18	20	38
Available-for-sale securities:
Japanese government bonds	29,198	1,585	—	30,783
Japanese local gov’t bonds	—	244	—	244
U.S. Treasury bonds and federal agency securities	178	—	—	178
Other foreign gov’t bonds	334	264	—	598
Agency mortgage-backed securities	144	862	—	1,006
Residential mortgage-backed securities	—	150	292	442
Commercial mortgage-backed securities	—	—	250	250
Japanese corporate bonds and other debt securities	—	2,000	215	2,215
Foreign corporate bonds and other debt securities	12	345	202	559
Equity securities (marketable)	2,975	164	—	3,139
Other investments	1	—	75	76

Total assets at fair value on a recurring basis (2)	48,289	23,431	1,837	73,557

Liabilities:
Trading securities sold, not yet purchased	3,338	182	—	3,520
Derivatives:
Interest rate contracts	8	9,997	13	10,018
Foreign exchange contracts	4	2,968	11	2,983
Equity-related contracts	51	110	16	177
Credit-related contracts	—	35	9	44
Other contracts	—	8	19	27
Long-term debt (3)	—	171	381	552

Total liabilities at fair value on a recurring basis	3,401	13,471	449	17,321

Notes:
(1)	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
(2)	Amounts include the investments measured at NAV per share at March 31, 2012 and 2013, of ¥631 billion and ¥715 billion, respectively, of which ¥581 billion and ¥667 billion, respectively, are classified in Level 2, and ¥50 billion and ¥48 billion, respectively, are classified in Level 3.
(3)	Amounts represent items for which the Group elected the fair value option.

Items measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

The following table presents a reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the fiscal years ended March 31, 2012 and 2013:

2012	April 1, 2011	Net realized/unrealized gains (losses)		Transfers in and/or out of Level 3	Purchases	Sales	Issuances	Settlements	March 31, 2012	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities:
Other foreign gov’t bonds	1	—	(2)	—	—	(1)	—	—	—	—
Residential mortgage-backed securities	206	(10	) (2)	—	1	(3)	—	(35)	159	(8)
Commercial mortgage-backed securities	50	(3	) (2)	—	2	(4)	—	(19)	26	(4)
Corporate bonds and other	452	(14	) (2)	13	579	(510)	—	(165)	355	(19)
Equity securities	96	(6	) (2)	(2)	18	(24)	—	—	82	(4)
Derivatives, net (1):
Interest rate contracts	(20)	6	(2)	—	—	—	—	4	(10)	9
Foreign exchange contracts	33	7	(2)	—	—	—	—	(3)	37	6
Equity-related contracts	29	(9	) (2)	—	—	—	—	2	22	(5)
Credit-related contracts	25	(2	) (2)	—	—	—	—	—	23	1
Other contracts	20	1	(2)	—	—	—	—	(6)	15	(3)
Available-for-sale securities:
Residential mortgage-backed securities	429	—	(3)	—	31	(9)	—	(103)	348	(2)
Commercial mortgage-backed securities	486	11	(3)	—	36	(115)	—	(88)	330	(5)
Japanese corporate bonds and other debt securities	289	(2	) (3)	—	61	(2)	—	(120)	226	—
Foreign corporate bonds and other debt securities	248	—	(3)	—	72	—	—	(84)	236	—
Other investments	260	(6	) (4)	(1)	7	(8)	—	(63)	189	(8)

Liabilities:
Long-term debt	440	(9	) (5)	—	—	—	80	(69)	460	(6)

2013	April 1, 2012	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settlements	March 31, 2013	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities:
Residential mortgage-backed securities	159	17	(7)	—		—	—	2	(7)	—	(71)	100	6
Commercial mortgage-backed securities	26	1	(7)	—		—	—	72	(1)	—	(7)	91	—
Corporate bonds and other	355	72	(7)	—		14	(8)	609	(544)	—	(81)	417	42
Equity securities	82	4	(7)	—		3	(3)	10	(25)	—	—	71	(1)
Derivatives, net (1):
Interest rate contracts	(10)	16	(7)	—		—	—	—	—	—	5	11	16
Foreign exchange contracts	37	(18	) (7)	—		—	(8)	—	—	—	6	17	(21)
Equity-related contracts	22	(10	) (7)	—		—	—	—	—	—	(5)	7	(10)
Credit-related contracts	23	(6	) (7)	—		(1)	1	—	—	—	3	20	(5)
Other contracts	15	—	(7)	—		—	(14)	—	—	—	—	1	—
Available-for-sale securities:
Residential mortgage-backed securities	348	—	(8)	6	(9)	—	—	29	(1)	—	(90)	292	—
Commercial mortgage-backed securities	330	2	(8)	12	(9)	—	—	31	(16)	—	(109)	250	(5)
Japanese corporate bonds and other debt securities	226	—	(8)	1	(9)	—	—	95	—	—	(107)	215	—
Foreign corporate bonds and other debt securities	236	4	(8)	6	(9)	—	—	28	(4)	—	(68)	202	—
Other investments	189	12	(8)	—		—	—	6	(49)	—	(83)	75	—

Liabilities:
Trading securities sold, not yet purchased	—	—	(7)	—		—	(1)	(41)	42	—	—	—	—
Long-term debt	460	(26	) (10)	—		4	(175)	—	—	142	(76)	381	(24)

Notes:
(1)	Total Level 3 derivative exposures have been netted on the table for presentation purpose only.
(2)	Realized and unrealized gains (losses) are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
(3)	Realized gains (losses) are reported in Investment gains (losses)—net. Unrealized gains (losses) are reported in Accumulated other comprehensive income (loss).
(4)	Realized and unrealized gains (losses) are reported in Investment gains (losses)—net.
(5)	Realized and unrealized gains (losses) are reported in Other noninterest income (expenses).
(6)	Amounts represent total gains or losses recognized in earnings during the period. These gains or losses are attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at March 31, 2012 and 2013.
(7)	Gains (losses) in Earnings are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
(8)	Gains (losses) in Earnings are reported in Investment gains (losses)—net.
(9)	Gains (losses) in OCI are reported in Accumulated other comprehensive income (loss).
(10)	Gains (losses) in Earnings are reported in Other noninterest income (expenses).

Transfers between levels

Transfers of assets or liabilities between levels of the fair value hierarchy are assumed to occur at the beginning of the period.

There were no significant transfers of assets or liabilities between Level 1 and Level 2 for the fiscal year ended March 31, 2012. During the fiscal year ended March 31, 2013, ¥37 billion of Trading securities was transferred from Level 1 to Level 2. Transfers of Trading securities were primarily related to certain Japanese government bonds which were traded with less frequency and decreased liquidity for certain foreign corporate bonds.

There were no significant transfers of assets or liabilities between Level 1 or Level 2 and Level 3 for the fiscal year ended March 31, 2012. During the fiscal year ended March 31, 2013, ¥17 billion of Trading securities and ¥1 billion of net Derivative liabilities were transferred into Level 3. Transfers of Trading securities were primarily due to decreased liquidity for certain foreign corporate bonds and equity securities. Transfers of net Derivative liabilities were primarily due to decreased price observability for certain credit derivatives. During the fiscal year ended March 31, 2013, ¥11 billion of Trading securities, ¥1 billion of Trading securities sold, not yet purchased and ¥21 billion of net Derivative assets were transferred out of Level 3. Transfers of Trading securities and Trading securities sold, not yet purchased were primarily due to increased liquidity for certain Japanese and foreign corporate bonds and equity securities. Transfers of net Derivative assets were primarily due to increased price observability for certain commodity derivatives and foreign exchange derivatives. During the fiscal year ended March 31, 2013, ¥4 billion of transfers into Level 3 and ¥175 billion of transfers out of Level 3 for Long-term debt were primarily due to changes in the impact of unobservable inputs on the value of certain structured notes.

Quantitative information about Level 3 fair value measurements

The following table presents information about significant unobservable inputs related to the MHFG Group’s material classes of Level 3 assets and liabilities at March 31, 2013:

2013

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values
(in billions of yen, except for ratios and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	392	Discounted cash flow	Prepayment rate	0%–24%
		Price-based	Default rate	0%–5%
			Recovery rate	70%–100%
			Discount margin	7bps–2,616bps

Commercial mortgage-backed securities	341	Discounted cash flow	Discount margin	9bps–3,929bps
Price-based

Corporate bonds and other debt securities	834	Discounted cash flow	Prepayment rate (1)	0%-43%
		Price-based	Default rate (1)	0%-8%
			Recovery rate (1)	15%-85%
			Discount margin (1)	0bps–4,918bps

			Discount margin (2)	0bps–1,232bps

Derivatives, net:
Interest rate contracts	11	Internal valuation model (3)	IR – IR correlation	42%-100%
			Default rate (4)	0%-63%

Foreign exchange contracts	17	Internal valuation model (3)	FX – IR correlation	36%-55%
			FX – FX correlation	55%-55%
			FX volatility	16%-26%
			Default rate (4)	0%-63%

Equity-related contracts	7	Internal valuation model (3)	Equity –IR correlation	0%-60%
			Equity – FX correlation	0%-70%
			Equity volatility	14%-48%

Credit-related contracts (5)	20	Internal valuation model (3)	Default rate	0%-67%
			Credit correlation	2%-100%

Long-term debt	381	Internal valuation model (3)	IR – IR correlation	42%-100%
			FX – IR correlation	36%-55%
			FX – FX correlation	55%-55%
			Equity – IR correlation	0%-60%
			Equity volatility	18%-48%
			Default rate	0%-10%
			Credit correlation	2%-100%

Notes:

(1)	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
(2)	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
(3)	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
(4)	This input represents counterparty default rate derived from the MHFG Group’s own internal credit experience.
(5)	The unobservable inputs related to credit derivatives economically hedging the credit risk in certain securitization products have been included in the unobservable inputs related to Trading securities and Available-for-sale securities.

IR = Interest rate

FX = Foreign exchange

Sensitivity to unobservable inputs and interrelationship between unobservable inputs

Following is a description of the sensitivities and interrelationships of the significant unobservable inputs used to measure fair values of Level 3 assets and liabilities.

(1) Prepayment rate

Prepayment rate is an estimated rate at which voluntary unscheduled repayments of the principals of the underlying assets are expected to occur. The movement of prepayment rate is generally negatively correlated with borrower delinquency. The change in prepayment rate would impact the valuation of fair values of financial instruments either positively or negatively, depending on the structure of financial instruments.

(2) Default rate

Default rate is an estimate of the likelihood of not collecting contractual payments. An increase in default rate would generally be accompanied by a decrease in recovery rate and an increase in discount margin. It would also generally impact the valuation of fair values of financial instruments negatively.

(3) Recovery rate

Recovery rate is an estimate of the percentage of collecting contractual payments in the event of a default. An increase in recovery rate would generally be accompanied by a decrease in default rate. It also would generally impact the valuation of fair values of financial instruments positively.

(4) Discount margin

Discount margin is the portion of the interest rate over a benchmark market interest rate such as LIBOR or swap rates. It primarily consists of a risk premium component which is the amount of compensation that market participants require due to the uncertainty inherent in the financial instruments’ cash flows resulting from credit risk. An increase in discount margin would generally impact the valuation of fair values of financial instruments negatively.

(5) Correlation

Correlation is the likelihood of the movement of one input relative to another based on an established relationship. The change of correlation would impact the valuation of derivatives either positively or negatively, depending on the nature of the underlying assets.

(6) Volatility

Volatility is a measure of expected change of variables over a fixed period of time. Some financial instruments benefit from an increase in volatility and others benefit from a decrease. Generally, for a long position in an option, an increase in volatility would result in an increase in fair values of financial instruments.

Items measured at fair value on a nonrecurring basis

Certain assets and liabilities are measured at fair value on a nonrecurring basis and are not included in the tables above. These assets and liabilities primarily include items that are measured at the lower of cost or fair value, and items that were initially measured at cost and have been written down to fair value as a result of impairment. The following table shows the fair value hierarchy for those items as of March 31, 2012 and 2013.

2012	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	188	—	—	188	282
Loans held-for-sale	3	—	2	1	6
Other investments	17	5	—	12	21
Premises and equipment—net	—	—	—	—	4
Goodwill	—	—	—	—	6

Total assets at fair value on a nonrecurring basis	208	5	2	201	319

Liabilities:
Other liabilities	1	—	—	1	—

Total liabilities at fair value on a nonrecurring basis	1	—	—	1	—

2013	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	222	—	—	222	343
Loans held-for-sale	5	—	5	—	5
Other investments	11	—	—	11	16
Premises and equipment—net	1	—	—	1	5

Total assets at fair value on a nonrecurring basis	239	—	5	234	369

Loans in the table above have been impaired and measured based on the fair value of the underlying collateral.

Loans held-for-sale in the table above are accounted for at the lower of cost or fair value at the end of the fiscal year. The items of which fair values are determined by using actual or contractually determined selling price data are classified as Level 2. Due to the lack of current observable market information, the determination of fair value for items other than above requires significant adjustment based on management judgment and estimation, which leads such items into Level 3.

Other investments in the table above, which consist of certain equity method investments and non-marketable equity securities, have been impaired and written down to fair value. The fair value of the impaired marketable equity method investment is determined by the quoted market price. As the security involved is traded in an active exchange market, this item is classified as Level 1. The fair value of the impaired non-marketable equity securities, which include non-marketable equity method investments, is determined primarily by using a liquidation value technique. As significant management judgment or estimation is required in the determination of the fair value of non-marketable equity securities, these items are classified as Level 3.

Premises and equipment—net in the table above have been impaired and written down to fair value.

Goodwill in the table above is entirely related to the former MHIS operating segment. Due to the decline of the fair value of the segment, the carrying amount of the goodwill was reduced to its fair value and an impairment loss was recognized. As the determination of fair value of the goodwill required significant management judgment and estimation, the item is classified as Level 3.

Other liabilities in the table above represent amounts recorded for loan commitments where loans drawn under the commitment will be held for sale. The losses were measured in the same manner as loans held-for-sale above.

Fair value option

The MHFG Group elected the fair value option for certain eligible financial instruments described below.

Foreign currency denominated available-for-sale securities

Prior to the adoption of the fair value option under ASC 825, the changes in fair value of foreign currency denominated available-for-sale securities had been accounted for in Accumulated other comprehensive income, net of tax, while the changes in fair value caused by foreign exchange fluctuation of foreign currency denominated financial liabilities had been accounted for in earnings. The MHFG Group elected the fair value option for those securities to mitigate the volatility in earnings due to the difference in the recognition of foreign exchange risk between available-for-sale securities and financial liabilities. Following the election of the fair value option, these securities have been reported as trading securities in Trading account assets.

Certain hybrid financial instruments

The MHFG Group issues structured notes as part of its client-driven activities. Structured notes are debt instruments that contain embedded derivatives. The Group elected the fair value option for certain structured notes to mitigate accounting mismatches and to achieve operational simplifications. Following the election of the fair value option, those structured notes continue to be reported in Long-term debt and interest on those structured notes continues to be reported in Interest expense on long-term debt based on the contractual rates. The differences between the aggregate fair value of those structured notes for which the fair value option has been elected and the aggregate unpaid principal balance of such instruments were ¥39 billion and ¥9 billion at March 31, 2012 and 2013, respectively. The net unrealized losses resulting from changes in fair values of those structured notes of ¥7 billion and ¥30 billion, which included the fair value changes attributable to changes in the Group’s own credit risk, were recorded in Other noninterest expenses for the fiscal years ended March 31, 2012 and 2013, respectively.

Financial assets and liabilities held by a consolidated VIE

The MHFG Group consolidates a VIE that issues CDOs where MHFG or its subsidiaries have been determined to be the primary beneficiary. The Group elected the fair value option for certain assets held and notes issued by the VIE to eliminate the divergence between accounting income and economic income. The assets were reported in Trading account assets, while the notes were reported in Long-term debt. The fair value option enabled the Group to recognize the gains or losses attributing to only the notes that the Group held. The difference between the aggregate fair value of those notes for which the fair value option was elected and the aggregate unpaid principal balance of such instruments was ¥12 billion at March 31, 2012. There was no significant change in fair values of those notes during the fiscal year ended March 31, 2012. At March 31, 2013, as the VIE was in the process of liquidation, those notes for which the fair value option was elected were no longer included in the consolidated balance sheet.

Fair value of financial instruments

ASC 825 requires the disclosure of the estimated fair value of financial instruments. Fair value of financial instruments is the amount that would be exchanged between willing parties, other than in a forced sale or liquidation. Quoted market prices, if available, are best utilized as estimates of the fair values of financial instruments. However, since no quoted market prices are available for certain financial instruments, fair values for such financial instruments have been estimated based on management’s assumptions, discounted cash flow models or other valuation techniques. Such estimation methods are described in more detail below. These estimates could be significantly affected by different sets of assumptions. There are certain limitations to management’s best judgment in estimating fair values of financial instruments and inherent subjectivity involved in estimation methodologies and assumptions used to estimate fair value. Accordingly, the net realizable or liquidation values could be materially different from the estimates presented below.

ASC 825 does not require the disclosure of the fair value of nonfinancial instruments.

Following is a description of valuation methodologies used for estimating fair value for financial assets and liabilities not carried at fair value on the MHFG Group’s consolidated balance sheets.

Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions

The carrying value of short-term financial assets, such as cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions approximates the fair value of these assets since they generally involve limited losses from credit risk or have short-term maturities with interest rates that approximate market rates.

Investments

Fair values of held-to-maturity securities are determined primarily using the same procedures described for trading securities and available-for-sale securities aforementioned in this section. The fair values of other equity interests, which primarily comprise non-marketable equity securities, are not readily determinable, and their carrying amounts of ¥561 billion and ¥537 billion at March 31, 2012 and 2013, respectively, were not included in the disclosure.

Loans

Performing loans have been fair valued as groups of similar loans based on the type of loan, credit quality, prepayment assumptions and remaining maturity. The fair value of performing loans is determined based on discounted cash flows using interest rates approximating the MHFG Group’s current rates for similar loans. The fair value of impaired loans is determined based on either discounted cash flows incorporating the Group’s best estimate of the expected future cash flows or the fair value of the underlying collateral, if impaired loans are collateral dependent. During the fiscal year ended March 31, 2013, a domestic bank subsidiary has changed the assumptions of the expected future cash flows for its performing loans with floating interest rates to refine the fair values. As a result of this refinement, total estimated fair value of loans, net of allowance for loan losses at March 31, 2013, increased by ¥598 billion.

Other financial assets

The carrying value of other financial assets, which primarily consist of accounts receivable from brokers, dealers, and customers for securities transactions, accrued income and collateral provided for derivative transactions, approximates the fair value of these assets since they generally involve limited losses from credit risk or have short-term maturities with interest rates that approximate market rates. Majority of other financial assets is classified as Level 2, and included in the table of Note 12 “Other assets and liabilities”.

Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions

The carrying value of short-term financial liabilities, such as noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions approximates the fair value of these liabilities since they generally have short-term maturities with interest rates that approximate market rates.

Interest-bearing deposits

The carrying value of demand deposits approximates the fair value since it represents the amount payable on demand at the balance sheet date. The fair value of time deposits and certificates of deposit is primarily estimated based on discounted cash flow analysis using current interest rates for instruments with similar maturities. The carrying value of short-term certificates of deposit approximates the fair value.

Due to trust accounts

The carrying value of due to trust accounts approximates the fair value since they generally have short-term maturities with interest rates that approximate market rates.

Commercial paper and other short-term borrowings

The carrying value of the majority of short-term borrowings approximates the fair value since they generally have short-term maturities with interest rates that approximate market rates. The fair value of certain borrowings is estimated based on discounted cash flow analysis using interest rates approximating the MHFG Group’s incremental borrowing rates with similar maturities.

Long-term debt

Long-term debt is fair valued using quoted market prices, if available. Otherwise, the fair value of long-term debt is estimated based on discounted cash flow analysis using interest rates approximating the MHFG Group’s incremental borrowing rates with similar maturities.

Other financial liabilities

The carrying value of other financial liabilities, which primarily consist of accounts payable to brokers, dealers, and customers for securities transactions, accrued expenses and collateral accepted for derivative transactions, approximates the fair value since they generally have short-term maturities with interest rates that approximate market rates. Majority of other financial liabilities is classified as Level 2, and included in the table of Note 12 “Other assets and liabilities”.

The fair values of certain off-balance-sheet financial instruments, such as commitments to extend credit and commercial letters of credit, are not considered material to the consolidated balance sheets at March 31, 2012 and 2013.

The following table shows the carrying amounts and fair values at March 31, 2012 and 2013, of certain financial instruments, excluding financial instruments which are carried at fair values on a recurring basis and those outside the scope of ASC 825 such as the equity method investments and lease contracts as defined in ASC 840, “Leases” (“ASC 840”):

	2012
	Carrying amount	Estimated fair value
	(in billions of yen)
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	21,141	21,141
Investments	1,802	1,816
Loans, net of allowance for loan losses (Note)	65,275	65,597
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	37,652	37,652
Interest-bearing deposits	79,266	79,209
Due to trust accounts	560	560
Commercial paper and other short-term borrowings	13,950	13,946
Long-term debt	7,982	8,326

	2013
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions of yen)
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	27,583	27,583	903	26,680	—
Investments	3,000	3,020	3,020	—	—
Loans, net of allowance for loan losses (Note)	69,028	70,261	—	—	70,261

Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	48,048	48,048	12,796	35,252	—
Interest-bearing deposits	87,247	87,210	34,596	52,614	—
Due to trust accounts	619	619	—	619	—
Commercial paper and other short-term borrowings	6,724	6,723	—	6,723	—
Long-term debt	8,235	8,598	—	7,967	631

Note:	Loans, net of allowance for loan losses include items measured at fair value on a nonrecurring basis.